Annual Operating Expenses {- Fidelity® Fund} - 06.30 Fidelity Fund Retail PRO-08 - Fidelity® Fund - Fidelity Fund-Retail Class	Aug. 28, 2021
Operating Expenses:
Management fee	0.32%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.47%